STOCK BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based compensation	$ 650,000	$ 877,000	$ 1,144,000	$ 485,000
Chief Financial Officer And Advisor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share based compensation	$ 618,000	$ 507,000